Northern Lights Fund Trust

Investment Partners Absolute Return Fund

Incorporated herein by reference is the definitive version of the supplement for Investment Partners Absolute Return Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 12, 2016 (SEC Accession No. 0001580642-16-006263).